Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings Per Share (EPS)

23.	Earnings per share (EPS)

Earnings per share are calculated on the basis of the net loss for the year of the Biofrontera Group and the average ordinary shares in circulation in the financial year, in accordance with IAS 33.

	31.12.2018	31.12.2017	31.12.2016
Number of weighted ordinary shares in circulation (on average)	43,695,794	38,076,087	29,742,634
Net loss for the year in EUR thousands	(8,878)	(16,102)	(10,579)
Basic/diluted earnings per share in EUR	(0.20)	(0.42)	(0.36)